Annual Total Returns[BarChart] - SA MFS Total Return Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.93%	11.33%	19.00%	8.44%	(0.47%)	9.06%	12.23%	(5.75%)	20.36%	9.60%